Schedule aged analysis of trade receivables (Details) - Alps Life Science Inc [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 572,775	$ 45,528	$ 341,356	$ 74,016
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	107,815	2,307	41,067	27,218
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables	53,595	9,419	21,818	952
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	100,649	4,199	86,960	12,461
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 310,716	$ 29,603	$ 191,511	$ 33,385